LoCorr Spectrum Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 27.7%		Shares	Value
Chemicals - 0.9%
LyondellBasell Industries NV - Class A (a)		12,692	$622,416

Diversified Financial Services - 1.8%
Artisan Partners Asset Management, Inc. - Class A		14,476	628,258
OneMain Holdings, Inc.		12,556	708,912
			1,337,170

Electric - 2.8%
AES Corp. (a)		52,033	684,754
Clearway Energy, Inc. - Class C		23,574	665,966
Edison International (a)		12,439	687,628
			2,038,348

Entertainment - 1.8%
Brightstar Lottery PLC		77,642	1,339,324

Food - 1.9%
Campbell's Co. (a)		22,063	696,750
Mondelez International, Inc. - Class A (a)		11,273	704,224
			1,400,974

Mining - 5.5%
Agnico Eagle Mines Ltd.		5,808	978,997
Anglogold Ashanti PLC		12,689	892,417
Barrick Mining Corp.		19,783	648,289
Newmont Corp.		8,264	696,738
Rio Tinto PLC - ADR (a)		12,227	807,104
			4,023,545

Oil & Gas - 1.7%
Kimbell Royalty Partners LP		53,339	719,543
TXO Partners LP		38,628	542,723
			1,262,266

Pharmaceuticals - 1.0%
Bristol-Myers Squibb Co. (a)		15,404	694,720

Pipelines - 4.3%
Enbridge, Inc.		18,984	957,932
Hess Midstream LP - Class A		34,023	1,175,495
Kinetik Holdings, Inc.		22,662	968,574
			3,102,001

Retail - 1.0%
Best Buy Co., Inc. (a)		9,572	723,835

Transportation - 5.0%
Dorian LPG Ltd.		28,192	840,122
FLEX LNG Ltd.		37,272	939,254
Frontline PLC		44,774	1,020,400
Genco Shipping & Trading Ltd.		45,518	810,220
			3,609,996
TOTAL COMMON STOCKS (Cost $19,640,460)			20,154,595

REITS - COMMON - 22.5%		Shares	Value
AGNC Investment Corp.(b)		210,404	2,059,855
American Homes 4 Rent - Class A		19,063	633,845
Annaly Capital Management, Inc.		100,282	2,026,699
Apollo Commercial Real Estate Finance, Inc.		65,631	664,842
Brandywine Realty Trust		143,664	599,079
Digital Realty Trust, Inc.		4,271	738,370
Dynex Capital, Inc.		111,692	1,372,695
Gaming and Leisure Properties, Inc.		14,931	695,934
Global Net Lease, Inc.(b)		96,236	782,399
Invesco Mortgage Capital, Inc.		195,059	1,474,646
Iron Mountain, Inc.		7,699	784,836
Omega Healthcare Investors, Inc.		15,843	668,891
Rithm Capital Corp.		80,427	916,064
Sabra Health Care, Inc.		47,245	880,647
Starwood Property Trust, Inc.		70,882	1,372,984
VICI Properties, Inc.		21,312	694,984
TOTAL REITS - COMMON (Cost $16,157,599)			16,366,770

MASTER LIMITED PARTNERSHIPS - 21.4%		Units	Value
Chemicals - 1.9%
CVR Partners LP(b)		15,420	1,389,650

Coal - 1.2%
Alliance Resource Partners LP		33,135	837,819

Diversified Financial Services - 1.0%
AllianceBernstein Holding LP		19,399	741,430

Gas - 0.9%
Global Partners LP		13,773	661,104

Investment Companies - 0.5%
Icahn Enterprises LP(b)		47,597	400,767

Oil & Gas - 1.1%
Black Stone Minerals LP		61,024	801,855

Oil & Gas Services - 2.8%
CrossAmerica Partners LP		45,273	952,091
USA Compression Partners LP		44,117	1,058,808
			2,010,899

Pipelines - 12.0%
Cheniere Energy Partners LP		28,809	1,550,500
Delek Logistics Partners LP		30,609	1,393,934
Energy Transfer LP(b)		86,193	1,479,072
Enterprise Products Partners LP		44,535	1,392,610
MPLX LP		27,473	1,372,276
Plains All American Pipeline LP		52,401	893,961
Western Midstream Partners LP		16,728	657,243
			8,739,596
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $11,061,070)			15,583,120

CLOSED-END FUNDS - 14.1%		Shares	Value
Blue Owl Capital Corp.		45,804	584,917
FS Credit Opportunities Corp.		93,134	643,556
Hercules Capital, Inc.		34,818	658,408
KKR Income Opportunities Fund		44,182	556,693
Morgan Stanley Emerging Markets Debt Fund, Inc.		78,840	581,051
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.		131,360	706,717
Neuberger Berman High Yield Strategies Fund, Inc.		92,114	690,855
Nuveen Credit Strategies Income Fund		137,766	726,027
Nuveen Floating Rate Income Fund		102,678	839,906
Nuveen Preferred & Income Opportunities Fund		70,603	578,944
Nuveen Variable Rate Preferred & Income Fund		36,084	720,237
NYLI CBRE Global Infrastructure Megatrends Term Fund		64,430	945,832
PIMCO Access Income Fund - Class ACC		40,947	666,208
PIMCO Dynamic Income Opportunities Fund		48,855	689,833
Western Asset Diversified Income Fund		43,951	646,519
TOTAL CLOSED-END FUNDS (Cost $10,043,270)			10,235,703

BUSINESS DEVELOPMENT COMPANIES - 6.5%		Shares	Value
Ares Capital Corp.		61,581	1,256,868
Blackstone Secured Lending Fund		48,848	1,273,467
FS KKR Capital Corp.		66,835	997,847
Oaktree Specialty Lending Corp.		40,848	533,067
Sixth Street Specialty Lending, Inc.		29,829	681,891
TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $5,108,983)			4,743,140

EXCHANGE TRADED FUNDS - 1.0%		Shares	Value
Templeton Emerging Markets Income Fund		119,936	743,603
TOTAL EXCHANGE TRADED FUNDS (Cost $661,772)			743,603

REITS - PREFERRED - 0.9%			Value
Chimera Investment Corp., Series B, 10.05% (3 mo. Term SOFR + 6.05%), Perpetual
TOTAL REITS - PREFERRED (Cost $500,557)		27,829	670,401
			670,401

PREFERRED STOCKS - 0.5%		Shares	Value
Aerospace & Defense - 0.5%
FTAI Aviation Ltd., Series D, 9.50% to 06/15/2028 then 5 yr. CMT Rate + 5.16%, Perpetual(c)
TOTAL PREFERRED STOCKS (Cost $298,300)		11,932	319,539
			319,539
TOTAL INVESTMENTS - 94.6% (Cost $63,472,011)
Money Market Deposit Account - 4.1% (d)			$68,816,871
Other Assets in Excess of Liabilities - 1.3%(e)			2,989,531
TOTAL NET ASSETS - 100.0%			912,343
two	0.0%	0.0%	$72,718,745
Percentages are stated as a percent of net assets.			–%

ADR - American Depositary Receipt
CMT - Constant Maturity Treasury
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)	All or a portion of this security is held as collateral for options written. As of the reporting date, the value of this collateral is $4,358,927.
(c)	Non-income producing security.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.95%.

(e)	Includes assets pledged as collateral for derivatives. As of the reporting date, the value of these assets totals $1,639,129.

LoCorr Spectrum Income Fund
Schedule of Written Options
September 30, 2025 (Unaudited)

WRITTEN OPTIONS - (0.2)%	Notional Amount	Contracts	Value
Call Options - (0.2)%
AES Corp., Expiration: 10/17/2025; Exercise Price: $14.00	$(684,320)	(520)	$(11,960)
Best Buy Co., Inc., Expiration: 10/17/2025; Exercise Price: $74.00	(718,390)	(95)	(30,875)
Bristol-Myers Squibb Co., Expiration: 10/17/2025; Exercise Price: $47.00	(694,540)	(154)	(5,852)
Campbell's Co., Expiration: 10/17/2025; Exercise Price: $32.00	(703,780)	(220)	(13,200)
Edison International, Expiration: 10/17/2025; Exercise Price: $57.50	(685,472)	(124)	(6,200)
LyondellBasell Industries NV, Expiration: 10/17/2025; Exercise Price: $60.00	(617,904)	(126)	(1,386)
Mondelez International, Inc., Expiration: 10/17/2025; Exercise Price: $62.00	(699,664)	(112)	(20,160)
Rio Tinto PLC, Expiration: 10/17/2025; Exercise Price: $65.00	(805,322)	(122)	(23,912)
TOTAL WRITTEN OPTIONS (Premiums received $116,009)			$(113,545)

Percentages are stated as a percent of net assets.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

LoCorr Spectrum Income Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$20,154,595	$–	$–	$20,154,595
REITs - Common	16,366,770	–	–	16,366,770
Master Limited Partnerships	15,583,120	–	–	15,583,120
Closed-End Funds	10,235,703	–	–	10,235,703
Business Development Companies	4,743,140	–	–	4,743,140
Exchange Traded Funds	743,603	–	–	743,603
REITs - Preferred	670,401	–	–	670,401
Preferred Stocks	319,539	–	–	319,539
Total Investments	$68,816,871	$–	$–	$68,816,871

Liabilities:
Investments:
Written Options	$(113,545)	$–	$–	$(113,545)
Total Investments	$(113,545)	$–	$–	$(113,545)

Refer to the Schedule of Investments for further disaggregation of investment categories.